Total
PGIM Jennison Natural Resources Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital .
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in
Reducing or Waiving Class A's and Class C’s Sales Charges
on page 2
8
 of the Fund's Prospectus,
Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries
on page
49
 of the Fund's Prospectus and in
Rights of Accumulation
on page 5
1
 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM Jennison Natural Resources Fund - USD ($)	Class A		Class C		Class R	Class Z		Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none		none	none		none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none		none		none	none		none
Redemption fee	none		none		none	none		none
Exchange fee	none		none		none	none		none
Maximum account fee (accounts under $10,000)	$ 15		$ 15		none	none	[3]	none
[1]	Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%, but are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefit plans.
[2]	Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM Jennison Natural Resources Fund		Class A	Class C	Class R		Class Z	Class R6
Management fee		0.75%	0.75%	0.75%		0.75%	0.75%
Distribution and service (12b-1) fees		0.30%	1.00%	0.75%		none	none
Other expenses		0.33%	0.34%	0.30%	[1]	0.19%	0.10%
Total annual Fund operating expenses		1.38%	2.09%	1.80%		0.94%	0.85%
Fee waiver and/or expense reimbursement		none	none	(0.25%)		none	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.38%	2.09%	1.55%		0.94%	0.85%
[1]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[2]	The distributor of the Fund has contractually agreed through February 28, 2022 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. This waiver may not be terminated prior to February 28, 2022 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - PGIM Jennison Natural Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	683	963	1,264	2,116
Class C	312	655	1,124	2,421
Class R	158	542	952	2,095
Class Z	96	300	520	1,155
Class R6	87	271	471	1,049

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM Jennison Natural Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	683	963	1,264	2,116
Class C	212	655	1,124	2,421
Class R	158	542	952	2,095
Class Z	96	300	520	1,155
Class R6	87	271	471	1,049

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Consistent with the Fund’s investment objective, the subadviser looks for investments that it thinks will increase in value over a period of years. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of natural resource companies and in asset-based securities, as described below. Natural resource companies are US and foreign (non-US based) companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources, such as companies involved in the exploration and production of energy, oil, gas, metals and mining, and gold. Asset-based securities are securities, the values of which are related to the market value of a natural resource.
The principal type of equity in which the Fund invests is common stock. In addition to common stock, equity and equity-related securities include preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships. Generally, the subadviser considers selling a security when it believes it no longer displays the conditions for growth, is no longer undervalued, or falls short of expectations. The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy or materials, and natural resource related industries, such as oil and gas, chemicals, or metals and mining. The Fund may invest without limitation in any one natural resource related sector or industry and is not required to invest any portion of its assets in any one natural resource sector or industry. The relative weightings of natural resource sectors or industries in the Fund’s portfolio may vary from time to time.

Principal Risks
All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset-Based Securities Risk
. Asset-based securities are fixed-income securities whose value is related to the market price of a certain natural resource, such as a precious metal. Although the market price of these securities is expected to follow the market price of the related resource, there may not be perfect correlation. There are special risks associated with certain types of natural resource assets that will also affect the value of asset-based securities related to those assets. For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
Commodity Risk.
The values
of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds.
Such investments may be speculative.
Prices of commodities
and related contracts may fluctuate
significantly over short periods for
a variety of reasons,
including weather,
crop or livestock disease, investment speculation,
resource availability,
fluctuations in industrial and commercial
supply and demand, US agricultural,
fiscal,
monetary
and exchange control
programs,
embargoes,
tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the
markets.
Convertible Securities Risk.
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may
change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
Credit Risk.
This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
Economic and Market Events Risk
. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Energy Company Investment Risks.
The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices,
energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities.
Equity and Equity-Related Securities Risk.
Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Foreign Securities Risk.
The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Increase in Expenses Risk.
Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Interest Rate Risk.
The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as
“duration risk.”
When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “
prepayment risk.
” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “
extension risk.
” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Large Shareholder and Large Scale Redemption Risk.
Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Management Risk.
The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Market Disruption and Geopolitical Risks
. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market
volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies
(including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Market Risk.
Securities markets may be volatile and the market prices of the Fund’s securities may decline.
Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the
Fund will
decline.
Master Limited Partnerships Risk.
The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.
Natural Resource Company Investment Risk.
The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource companies. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which we invest if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.
Preferred Securities Risk.
Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or US Government securities.
Warrants and Rights Risk.
If the underlying stock price does not rise above the exercise price before the warrant expires, a warrant generally expires without value and the Fund loses any amount paid for the warrant.
Warrants may trade in the same markets as their underlying stock; however, the price of a warrant may not move with the price of the underlying stock.
Failing to exercise subscription
rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgim.com/investments.

Annual Total Returns (Class Z Shares)1
[1]	The total return for Class Z shares from January 1, 2020 to September 30, 2020 was -13.79%.

Best Quarter:		Worst Quarter:
19.93%	4th Quarter 2010	-27.31%	3rd Quarter 2011

Average Annual Total Returns % (including sales charges) (as of 12-31-19
Average Annual Total Returns - PGIM Jennison Natural Resources Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	10.10%	(4.60%)	(3.49%)
Class C	14.78%	(4.17%)	(3.61%)
Class R	16.24%	(3.73%)	(3.15%)
Class R6	17.09%	(3.06%)		(5.18%)	Dec. 27, 2010
Class Z	17.03%	(3.18%)	(2.63%)
Class Z | Return After Taxes on Distributions	16.40%	(3.45%)	(2.79%)
Class Z | Return After Taxes on Distributions and Sale of Fund Shares	10.46%	(2.39%)	(1.94%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.46%	11.69%	13.55%
MSCI World Net Dividends Index (reflects no deduction for fees, expenses or taxes)	27.67%	8.74%	9.47%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.